Other Finance Expenses	6 Months Ended
Jun. 30, 2019
Other Finance Expenses
Other Finance Expenses

6) Other Finance Expenses

(a) Interest Expense

The following table presents a reconciliation of total interest cost and interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Interest expense	$12,529	$11,830	$25,530	$21,848
Amortization of debt issuance cost and fair value of debt assumed	657	696	1,314	1,271
Total interest cost	$13,186	$12,526	$26,844	$23,119

(b) Other Finance Expense

The following table presents the other finance expense for three and six months ended June 30, 2019 and 2018:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Bank fees, charges	$224	$151	$281	$241
Guarantee costs	—	140	—	282
Commitment fees	62	(3)	123	103
Total other finance expense	$286	$288	$404	$626